Risk and capital management (Details) kr in Billions	12 Months Ended		36 Months Ended
	Dec. 31, 2020 SEK (kr) item	Dec. 31, 2019 SEK (kr)	Dec. 31, 2023 SEK (kr)	Mar. 16, 2020	Mar. 15, 2020
Risk and capital management
Increase (decrease) in GDP	(4.30%)
Capital ratio	21.80%	20.60%
Tier 1 capital ratio	21.80%	20.60%
Common Equity Tier 1 capital ratio	21.80%	20.60%
Leverage ratio	5.80%	5.70%
Minimum requirement for own funds and eligible liabilities (MREL)	7.00%	7.20%
New lending capacity	3 months	5 months
LCR	447.00%	620.00%
NSFR	135.00%	120.00%
Total capital ratio requirement	14.70%	16.40%
Common Equity Tier I requirement	9.80%	11.50%
Reduction in capital requirements percentage	1.80%
Number of lines of defense for risk management and risk control | item	3
Period for capital adequacy assessments	3 years
Time horizon for probability distribution of value of credit portfolio	1 year
Maximum
Risk and capital management
Total capital ratio excess over capital adequacy requirement, target	4.00%
Minimum
Risk and capital management
Senior non-preferred debt to be issued			kr 12.0
Total capital ratio excess over capital adequacy requirement, target	2.00%
Common Equity Tier I ratio excess over capital adequacy requirement, target	4.00%
Sweden
Risk and capital management
Increase (decrease) in GDP	(2.80%)
Countercyclical buffer rate applied to exposures	0.00%			0.00%	2.50%
Credit risk
Risk and capital management
Risk (in terms of allocated capital)	kr 6.1	kr 7.3
Confidence level for VAR calculation	99.90%
Market risk
Risk and capital management
Risk (in terms of allocated capital)	kr 1.1	1.1
Confidence level for VAR calculation	99.00%
Operational risk
Risk and capital management
Risk (in terms of allocated capital)	kr 0.2	kr 0.2